Other Non-current Assets - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	¥ 323
Current period provision, net	6,163	¥ 0
Ending balance	19,062
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjustment
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	12,576
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjusted balance
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	¥ 12,899